Derivative Financial Instruments (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument, Fair Value Disclosure [Abstract]
Derivative liability, fair value, gross liability	$ 25	$ 42	$ 134